Other Accounts Receivable (Details) - Schedule of third-party claims – corresponds - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Accounts Receivable (Details) - Schedule of third-party claims – corresponds [Line Items]
Total	S/ 215,943	S/ 196,744
Current	186,065	92,927
Non-current	29,878	103,817
Tecnicas Reunidas - Talara (e.1) [Member]
Other Accounts Receivable (Details) - Schedule of third-party claims – corresponds [Line Items]
Total	63,809	53,635
Current	63,809
Non-current		53,635
Municipalidad Metropolitana de Lima (e.2) [Member]
Other Accounts Receivable (Details) - Schedule of third-party claims – corresponds [Line Items]
Total	49,632	49,625
Current	49,632	49,625
Ministerio de Vivienda and Fondo Mi Vivienda [Member]
Other Accounts Receivable (Details) - Schedule of third-party claims – corresponds [Line Items]
Total	23,953	21,816
Non-current	23,953	21,816
Accounts receivable from joint venture [Member]
Other Accounts Receivable (Details) - Schedule of third-party claims – corresponds [Line Items]
Total	59,917	45,040
Current	59,917	22,505
Non-current		22,535
Others [Member]
Other Accounts Receivable (Details) - Schedule of third-party claims – corresponds [Line Items]
Total	18,632	26,628
Current	12,707	20,797
Non-current	S/ 5,925	S/ 5,831